Business Segment Information (Amounts Of Consolidated Revenue, Expense, Tax And Assets) (Details)		12 Months Ended
		Dec. 31, 2015 USD ($) number	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Net interest income		$ 653,720,000	$ 627,718,000	$ 637,374,000
Provision/(provision credit) for loan losses		9,000,000	27,000,000	55,000,000
Noninterest income		517,325,000	550,044,000	584,577,000
Noninterest expense		1,053,791,000	832,531,000	1,148,519,000
Income/(loss) before income taxes		108,254,000	318,231,000	18,432,000
Provision/(benefit) for income taxes		10,941,000	84,185,000	(19,389,000)
Income/(loss) from continuing operations		97,313,000	234,046,000	37,821,000
Income/(loss) from discontinued operations, net of tax	[1]	0	0	548,000
Net income/(loss)		97,313,000	234,046,000	38,369,000
Average assets		25,638,265,000	23,994,836,000	24,402,338,000
Depreciation and amortization		60,743,000	56,894,000	71,613,000
Expenditures for long-lived assets		$ 43,514,000	38,880,000	41,463,000
Number of Operating Segments | number		4
Regional Banking [Member]
Segment Reporting Information [Line Items]
Net interest income		$ 655,180,000	602,126,000	591,351,000
Provision/(provision credit) for loan losses		34,545,000	29,187,000	18,460,000
Noninterest income		251,616,000	254,705,000	247,717,000
Noninterest expense		563,535,000	538,988,000	529,396,000
Income/(loss) before income taxes		308,716,000	288,656,000	291,212,000
Provision/(benefit) for income taxes		110,232,000	102,771,000	104,915,000
Net income/(loss)		198,484,000	185,885,000	186,297,000
Average assets		14,934,440,000	13,273,565,000	12,875,630,000
Depreciation and amortization		40,056,000	38,008,000	46,552,000
Expenditures for long-lived assets		37,578,000	30,697,000	34,014,000
Fixed Income [Member]
Segment Reporting Information [Line Items]
Net interest income		15,534,000	12,688,000	16,187,000
Noninterest income		231,311,000	202,725,000	268,436,000
Noninterest expense		220,210,000	146,847,000	232,429,000
Income/(loss) before income taxes		26,635,000	68,566,000	52,194,000
Provision/(benefit) for income taxes		8,981,000	25,741,000	19,618,000
Net income/(loss)		17,654,000	42,825,000	32,576,000
Average assets		2,368,900,000	2,069,472,000	2,255,852,000
Depreciation and amortization		5,735,000	6,233,000	8,837,000
Expenditures for long-lived assets		1,640,000	1,358,000	3,995,000
Corporate [Member]
Segment Reporting Information [Line Items]
Net interest income		(71,727,000)	(54,175,000)	(46,178,000)
Noninterest income		23,330,000	26,969,000	26,055,000
Noninterest expense		56,906,000	61,387,000	64,865,000
Income/(loss) before income taxes		(105,303,000)	(88,593,000)	(84,988,000)
Provision/(benefit) for income taxes		(79,891,000)	(63,526,000)	(51,582,000)
Net income/(loss)		(25,412,000)	(25,067,000)	(33,406,000)
Average assets		6,003,080,000	5,588,328,000	5,186,034,000
Depreciation and amortization		13,987,000	10,929,000	13,975,000
Expenditures for long-lived assets		3,848,000	6,268,000	1,798,000
Non Strategic [Member]
Segment Reporting Information [Line Items]
Net interest income		54,733,000	67,079,000	76,014,000
Provision/(provision credit) for loan losses		(25,545,000)	(2,187,000)	36,540,000
Noninterest income		11,068,000	65,645,000	42,369,000
Noninterest expense		213,140,000	85,309,000	321,829,000
Income/(loss) before income taxes		(121,794,000)	49,602,000	(239,986,000)
Provision/(benefit) for income taxes		(28,381,000)	19,199,000	(92,340,000)
Income/(loss) from continuing operations		(93,413,000)	30,403,000	(147,646,000)
Income/(loss) from discontinued operations, net of tax		0	0	548,000
Net income/(loss)		(93,413,000)	30,403,000	(147,098,000)
Average assets		2,331,845,000	3,063,471,000	4,084,822,000
Depreciation and amortization		965,000	1,724,000	2,249,000
Expenditures for long-lived assets		$ 448,000	$ 557,000	$ 1,656,000

[1]	Due to the nature of the preferred stock issued by FHN and its subsidiaries, all components of Income/(loss) from discontinued operations, net of tax have been attributed solely to FHN as the controlling interest holder.